Submission	Dec. 03, 2025
Submission [Line Items]
Central Index Key	0002085485
Registrant Name	APEX Tech Acquisition Inc.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Issuer Name	APEX TECH ACQUISITION INC.